Stated share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of shares authorized and issued

Figures in thousand	2023	2022	2021
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,830,370	2,808,406	2,923,571
Shares issued under Sibanye-Stillwater/SGL Share Plan	197	21,964	32,535
Shares delisted (share buy-back)[1]	—	—	(147,700)
Number of shares in issue at end of the year	2,830,567	2,830,370	2,808,406
1The Group entered into repurchase and cancellation of shares transactions with certain shareholders, which resulted in the total issued shares of Sibanye-Stillwater decreasing by 147,700,000 in 2021 (resulting in a total cost of R8,503 million, including transaction cost at an average of R57.57 cost per share repurchased)